Other Income, Gain and Loss - Summary of Other Income, Gain and Loss (Parenthetical) (Detail)	Dec. 31, 2009 CNY (¥)
Disclosure Of Other Income (Expense) [line items]
Grant received from the PRC government	¥ 15,000,000,000